Possible Impact of Amendments to Standards , New Standards and Interpretations Issued but Not Yet Effective for the Annual Accounting Period Ended December 31, 2017	12 Months Ended
Dec. 31, 2017
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Possible Impact of Amendments to Standards , New Standards and Interpretations Issued but Not Yet Effective for the Annual Accounting Period Ended December 31, 2017
38.	POSSIBLE IMPACT OF AMENDMENTS TO STANDARDS , NEW STANDARDS AND INTERPRETATIONS ISSUED BUT NOT YET EFFECTIVE FOR THE ANNUAL ACCOUNTING PERIOD ENDED DECEMBER 31, 2017

Up to the date of issue of these consolidated financial statements, the IASB has issued the following amendments to standards, new standards and interpretations which are not yet effective and not early adopted for the annual accounting period ended December 31, 2017:

Effective for accounting period beginning on or after
IFRS 9, “Financial Instruments”	January 1, 2018
IFRS 15, “Revenue from Contracts with Customers” and the related Amendments	January 1, 2018
IFRIC 22, “Foreign Currency Transactions and Advance Consideration”	January 1, 2018
Amendments to IFRS 2, “Classification and Measurement of Share-based Payment Transactions”	January 1, 2018
Amendments to IFRS 4, “Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts”	January 1, 2018
Amendments to IAS 40, “Transfers of Investment Property”	January 1, 2018
Amendments to IAS 28 as part of “Annual Improvements to IFRS Standards 2014-2016 Cycle”	January 1, 2018
IFRS 16, “Leases”	January 1, 2019
IFRIC 23 “Uncertainty over Income Tax Treatments”	January 1, 2019
Amendments to IFRS 9 “Prepayment Features with Negative Compensation”	January 1, 2019
Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”	January 1, 2019
Amendments to IFRSs “Annual Improvements to IFRS Standards 2015-2017 Cycle”	January 1, 2019
Amendments to IAS 19, “Plan Amendment, Curtailment or Settlement”	January 1, 2019
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IFRS 10 and IAS 28, “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	A date to be determined

The Group is in the process of making an assessment of the impact that will result from adopting the amendments to standards, new standards and interpretations issued by the IASB which are not yet effective for the accounting period ended on December 31, 2017. Except for IFRS 9 “Financial Instruments”, IFRS 15, “Revenue from Contracts with Customers”, and IFRS 16, “Leases”, so far the Group believes that the adoption of these amendments to standards, new standards and interpretations is unlikely to have a significant impact on its financial position and the results of operations.

IFRS 9 “Financial Instruments”

IFRS 9 introduces new requirements for the classification and measurement of financial assets, financial liabilities, general hedge accounting and impairment requirements for financial assets.

Key requirements of IFRS 9 which are relevant to the Group are:

•

IFRS 9 contains three principal classification categories for financial assets: measured at (1) amortised cost, (2) fair value through profit or loss (“FVTPL”), and (3) fair value through other comprehensive income (“FVTOCI”). Specifically:

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Debt investments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual terms that give rise on specific dates to cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortised cost at the end of subsequent accounting periods. Debt investments that are held within a business model whose objective is achieved both collecting contractual cash flows and selling financial assets, and that have contractual terms that give rise on specific dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, are generally measured at FVTOCI. Other debt investments are measured at FVTPL.

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For equity securities, the classification is FVTPL regardless of the entity’s business model. However, entities may make an irrecoverable election to present subsequent changes in the fair value of an equity investments (that is not held for trading) in other comprehensive income, with only dividend income generally recognized in profit or loss.

In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model, as opposed to an incurred credit loss model under IAS 39, “Financial Instruments: Recognition and Measurement”. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

Based on the Group’s financial instruments and risk management policies as of December 31, 2017, the directors of the Company anticipate the following potential impact on initial application of IFRS 9:

Classification and measurement:

Listed equity securities classified as available-for-sale investments carried at fair value as disclosed in note 13: these securities qualified for designation as measured at FVTOCI under IFRS 9, however, the fair value gains accumulated in other reserves amounting to RMB674 as of January 1, 2018 will no longer be subsequently reclassified to profit or loss under IFRS 9, which is different from the current treatment. This will affect the amounts recognized in the Group’s profit or loss and other comprehensive income in the future, but will not affect total comprehensive income;

Equity securities classified as available-for-sale investments carried at cost less impairment as disclosed in note 13: these securities qualified for designation as measured at FVTOCI under IFRS 9 and the Group will measure these securities at fair value at the end of subsequent reporting periods with fair value gains or losses to be recognized as other comprehensive income and accumulated in other reserves. The directors of the Company anticipate that the remeasurement of these securities will not have significant impact on the Group’s consolidated financial statements; and

Other financial assets and financial liabilities will continue to be measured on the same bases as are currently measured under IAS 39.

Impairment

In general, the directors of the Company anticipate that the application of the expected credit loss model of IFRS 9 will result in earlier recognition of credit losses which are not yet incurred in relation to the Group’s financial assets measured at amortized costs and other items that subject to the impairment provisions upon application of IFRS 9 by the Group.

Based on the assessment by the directors of the Company, if the expected credit loss model were to be applied by the Group, the accumulated amount of impairment loss to be recognized by the Group as of January 1, 2018 would be slightly increased as compared to the accumulated amount recognized under IAS 39 mainly attributable to expected credit losses provision on accounts receivable. Such further impairment recognized under expected credit loss model would reduce the opening retained earnings and increase the deferred tax assets as of January 1, 2018.

IFRS 15, “Revenue from Contracts with Customers”

IFRS 15 establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. IFRS 15 will supersede the current revenue recognition guidance including IAS 18, “Revenue”, IAS 11, “Construction Contracts” and the related interpretations when it becomes effective.

The core principle of IFRS 15 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. Specifically, the standard introduces a 5-step approach to revenue recognition:

•	Step 1: Identify the contract(s) with a customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contract

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Under IFRS 15, an entity recognizes revenue when (or as) a performance obligation is satisfied, i.e. when ‘control’ of the goods or services underlying the particular performance obligation is transferred to the customer.

Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios. Furthermore, extensive disclosures are required by IFRS 15.

In April 2016, the IASB issued Clarifications to IFRS 15 in relation to the identification of performance obligations, principal versus agent considerations, as well as licensing application guidance.

The directors of the Company have assessed the impact on application of IFRS 15 to the Group’s consolidated financial statements as follows:

•

Consideration payable to a customer will be accounted for as a reduction of the transaction price and, therefore, of revenue unless the payment to the customer is in exchange for a distinct good or service that the customer transfers to the entity and the fair value of the good or service received from the customer can be reasonably estimated. The directors of the Company have assessed that certain subsidies payable to third party agent incurred in respect of customer contracts, which will be ultimately enjoyed by end customers, may be qualified as consideration payable to customers under IFRS 15 and accounted for as a reduction of operating revenues. Such costs are generally expensed as incurred before the application of IFRS 15.

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The sales of terminal equipment and the provision of telecommunications services represent separate performance obligations from the Company’s sales of the promotional packages. Before the application of IFRS 15, the total contract consideration of a promotional package is allocated to revenues generated from the provision of telecommunications services and the sales of terminal equipment using the residual method as illustrated in Note 2(o), which is no longer applicable under IFRS 15. IFRS 15 requires entities to allocate the transaction price to each performance obligation in the contract on a relative stand-alone selling price basis. The primary impact on revenue recognition will be that when the Company sells promotional packages, which involve the bundled sales of terminal equipment, to customers, revenue allocated to terminal equipment and recognized at contract inception, when control of the terminal equipment typically passes from the Company to the customer, will increase and revenue subsequently recognized as telecommunications services are delivered during the contract period will reduce.

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Certain incremental costs incurred in acquiring a contract with a customer will be deferred on the consolidated statement of financial position and amortized as revenue is recognized under the related contract. The directors of the Company have assessed that certain commissions incurred in obtaining customer contracts that payable to third party agents may be qualified as incremental costs under IFRS 15 and will be deferred on the consolidated statement of financial position and recognized as an expense when related revenue is recognized under the contract. Such costs are generally expensed as incurred before the application of IFRS 15.

The combined impact of the changes is expected to increase the gross profit recorded at inception on many customer contracts; in such cases, this will typically reduce the gross profit reported during the remainder of the contract term; however, these timing differences will not impact the total gross profit reported for a customer contract over the contract term.

Under the limited retrospective method, the Group applied the requirements to the open contracts existed at January 1, 2018, resulting in an increase to the opening retained earnings for 2018 ranging from approximately RMB3,500 to RMB4,000 for the cumulative effect of the change.

In addition, the application of IFRS 15 in the future may result in more disclosures in the consolidated financial statements.

IFRS 16, “Leases”

IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. IFRS 16 will supersede IAS 17, “Leases” and the related interpretations when it becomes effective.

IFRS 16 distinguishes lease and service contracts on the basis of whether an identified asset is controlled by a customer. Distinctions of operating leases and finance leases are removed for lessee accounting, and is replaced by a model where a right-of-use asset and a corresponding liability have to be recognized for all leases by lessees, except for short-term leases and leases of low value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at that date. Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others. Under the IFRS 16, lease payments in relation to lease liability will be allocated into a principal and an interest portion which will be presented as financing and operating cash flows, respectively, by the Group.

In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, and continues to require a lessor to classify a lease either as an operating lease or a finance lease.

Furthermore, extensive disclosures are required by IFRS 16.

The directors of the Company are in the process of making an assessment of the impact that will result from adopting IFRS 16. A preliminary assessment indicates that the Group will recognize a right-of-use asset and a corresponding liability in respect of all the operating leases unless they qualify for low value or short-term leases upon the application of IFRS 16. In addition, the application of new requirements may result in changes in measurement, presentation and disclosure as indicated above. However, it is not practicable to provide a reasonable estimate of the financial effect until the directors of the Company complete a detailed review.